UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenwood Gearhart Inc.
Address:   Post Office Box 4278
   	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     	Mary Ann Greenwood
Title:    	President
Phone:    	479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, May 14, 2012
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total(x$1,000):  $126,378

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     2058    65885 SH       Sole                    65885
American Express               COM              025816109     3340    57717 SH       Sole                    57717
Aon PLC                        COM              GB00B5BT0     2336    47615 SH       Sole                    47615
BNY Mellon                     COM              064058100     1899    78692 SH       Sole                    78692
Boeing Company                 COM              097023105     3092    41580 SH       Sole                    41580
Bunge Limited                  COM              013317810     2237    32687 SH       Sole                    32687
Caterpillar, Inc               COM              149123101     2312    21707 SH       Sole                    21707
Chevron                        COM              166764100     3765    35118 SH       Sole                    35118
Cisco Systems                  COM              17275R102     3768   178156 SH       Sole                   178156
Coca-Cola                      COM              191216100     2700    36486 SH       Sole                    36486
ConocoPhillips                 COM              20825c104     1575    20724 SH       Sole                    20724
Corning, Inc.                  COM              219350105     2958   210055 SH       Sole                   210055
Dell Inc.                      COM              24702r101     2367   142610 SH       Sole                   142610
Diageo Plc ADR                 COM              25243q205     2783    28838 SH       Sole                    28838
Diamond Offshore Dr            COM              25271c102     1444    21635 SH       Sole                    21635
Disney, (Walt) Co              COM              254687106     5352   122251 SH       Sole                   122251
DuPont deNemours               COM              263534109     2720    51412 SH       Sole                    51412
Exxon Mobil Corp               COM              30231G102     4189    48305 SH       Sole                    48305
FedEx Corp                     COM              31428X106     2862    31117 SH       Sole                    31117
General Electric               COM              369604103     3552   176991 SH       Sole                   176991
General Motors                 COM              37045v100     1501    58536 SH       Sole                    58536
Goodyear Tire                  COM              382550101     1348   120142 SH       Sole                   120142
Home Depot                     COM              437076102     3504    69649 SH       Sole                    69649
Int'l Business Mach            COM              459200101     2879    13797 SH       Sole                    13797
Intel Corp                     COM              458140100     3391   120620 SH       Sole                   120620
J.B. Hunt                      COM              445658107     1788    32883 SH       Sole                    32883
JC Penney Co., Inc.            COM              708160106     1490    42065 SH       Sole                    42065
JP Morgan Chase                COM              46625H100     3190    69383 SH       Sole                    69383
Johnson & Johnson              COM              478160104     4459    67605 SH       Sole                    67605
L-3 Communications             COM              502424104     1858    26257 SH       Sole                    26257
Lowe's                         COM              548661107     2980    94960 SH       Sole                    94960
McDonalds Corp                 COM              580135101     2678    27300 SH       Sole                    27300
Microsoft                      COM              594918104     2935    90987 SH       Sole                    90987
Novartis AG ADR                COM              66987V109     2130    38435 SH       Sole                    38435
Pfizer Inc                     COM              717081103     3226   142471 SH       Sole                   142471
Philips Elec ADR               COM              500472303     3175   156004 SH       Sole                   156004
Pilgrim's Pride                COM              72147k108      151    20272 SH       Sole                    20272
Procter & Gamble               COM              742718109     2500    37196 SH       Sole                    37196
Raytheon Company               COM              755111507     2206    41790 SH       Sole                    41790
Royal Dutch Shl ADR            COM              780259206     2892    41243 SH       Sole                    41243
Spectranetics Corp.            COM              84760c107      104    10000 SH       Sole                    10000
Spirit Aerosystems             COM              848574109     1790    73180 SH       Sole                    73180
Stryker Corp                   COM              863667101     2031    36605 SH       Sole                    36605
Terex Corp.                    COM              880779103      408    18148 SH       Sole                    18148
Transocean Ltd                 COM              033380941     1950    35645 SH       Sole                    35645
Tyson Foods Cl A               COM              902494103     2151   112317 SH       Sole                   112317
United Technologies            COM              913017109     3919    47248 SH       Sole                    47248
Wal-Mart Stores                COM              931142103     4327    70697 SH       Sole                    70697
Zimmer Inc.                    COM              98956p102     2109    32808 SH       Sole                    32808

List of Other Included managers:  None.

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